Loans and Allowance for Loan and Lease Losses (Troubled Debt Restructurings) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) Loans	Jun. 30, 2016 Loans	Jun. 30, 2017 USD ($) Loans	Jun. 30, 2016 Loans	Dec. 31, 2016 USD ($) Loans Contract	Dec. 31, 2015 USD ($)
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | Loans	0	0	0	0	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment			$ 4,216,000		$ 5,368,000	$ 4,407,000
Financing Receivable, Modifications, Post-Modification Recorded Investment			4,746,000		4,823,000	3,879,000
Financing Receivable, Modifications, Recorded Investment	$ 3,030,000		3,030,000		$ 3,515,000	2,805,000
Entity Loan Modification Program [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | Contract					3
Financing Receivable, Modifications, Pre-Modification Recorded Investment					$ 1,002,000
Financing Receivable, Modifications, Post-Modification Recorded Investment					982,000
Financing Receivable, Modifications, Recorded Investment					982,000
Commercial Portfolio [Member] | Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Pre-Modification Recorded Investment					40,000	40,000
Financing Receivable, Modifications, Post-Modification Recorded Investment					35,000	35,000
Financing Receivable, Modifications, Recorded Investment					5,000	15,000
Commercial Portfolio [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Pre-Modification Recorded Investment			3,457,000		4,569,000	3,634,000
Financing Receivable, Modifications, Post-Modification Recorded Investment			4,003,000		4,031,000	3,117,000
Financing Receivable, Modifications, Recorded Investment	2,407,000		2,407,000		$ 2,871,000	2,235,000
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Entity Loan Modification Program [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | Contract					2
Financing Receivable, Modifications, Pre-Modification Recorded Investment					$ 934,000
Financing Receivable, Modifications, Post-Modification Recorded Investment					914,000
Financing Receivable, Modifications, Recorded Investment					914,000
Residential Portfolio [Member] | Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Pre-Modification Recorded Investment			759,000		759,000	733,000
Financing Receivable, Modifications, Post-Modification Recorded Investment			743,000		757,000	727,000
Financing Receivable, Modifications, Recorded Investment	$ 623,000		$ 623,000		$ 639,000	$ 555,000
Residential Portfolio [Member] | Residential Mortgage [Member] | Entity Loan Modification Program [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | Contract					1
Financing Receivable, Modifications, Pre-Modification Recorded Investment					$ 68,000
Financing Receivable, Modifications, Post-Modification Recorded Investment					68,000
Financing Receivable, Modifications, Recorded Investment					$ 68,000